Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-08382
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Fleminggatan 20
Entity Address, Postal Zip Code	SE-112 26
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Common Stock, Shares Outstanding	3,990,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2025
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Central Index Key	0000352960
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document and Entity Information [Line Items]
Entity Address, Address Line One	P.O.Box 194
Entity Address, Postal Zip Code	SE-101 23
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Contact Personnel Name	Tobias Hornberger
Contact Personnel Email Address	Tobias.Hornberger@sek.se
City Area Code	+46 70
Local Phone Number	8481385